Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 564,795	$ 564,163
Accumulated amortization	455,394	416,541
Amortized cost	109,401	147,622
Technology
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	234,081	234,805
Accumulated amortization	$ 172,649	150,516
Expected useful lives, years	12 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 169,695	170,692
Accumulated amortization	$ 157,179	151,421
Expected useful lives, years	12 years
Trademarks And Other
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 161,019	158,666
Accumulated amortization	$ 125,566	$ 114,604
Expected useful lives, years	11 years